Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Convertible Preferred Stock
4.	Convertible Preferred Stock

In January 2015, the Company completed a Series F convertible preferred stock offering that generated $3.3 million , net of $74,000 of issuance costs. In the offering, the Company issued 2,623,650 shares of Series F convertible preferred stock at a price of $1.2706 per share. In conjunction with the Series F financing, the Company also amended the certificate of incorporation to increase the number of authorized shares of common stock to 160,000,000 shares.

All shares of convertible preferred stock have a liquidation preference in the event of a change of control event. In the event of a liquidation or winding up of the Company, holders of Series F convertible preferred stock are entitled to the liquidation preference of $6.3530 for each such share of preferred stock, together with any declared but unpaid dividends, prior to the payment of any distributions to the holders of Series AA, Series BB, Series BB-1, Series C and Series D and Series E convertible preferred stock. The holders of Series E convertible preferred stock have a liquidation preference that provides for a return of two (2) times the amount of original investment and then full participation on a pro rata basis as if converted to common stock. The holders of Series D convertible preferred stock have a liquidation preference that provides for a return of five (5) times the amount of original investment and then full participation on a pro rata basis as if converted to common stock. Holders of Series CC convertible preferred stock, Series BB-1 convertible preferred stock, Series BB convertible preferred stock, and Series AA convertible preferred stock have a liquidation preference that provides for a dollar-for-dollar return of capital and then full participation on a pro rata basis as if converted to common stock. As the preferred stock is subject to a liquidation preference upon an event outside the control of the Company, the related amounts have been presented outside of stockholders’ deficit. The carrying value of preferred stock will be adjusted to redemption value if it becomes probable that a redemption will occur.

Redemption is not possible as the preferred stock was converted to common stock as of the Merger closing date of August 20, 2015.

Voting

Each share of convertible preferred stock is entitled to voting rights equivalent to the number of shares of common stock into which each share can be converted. Each share of common stock is entitled to one vote.

Conversion

Each share of Series F convertible preferred stock is convertible at the holder’s option at any time into ten shares common stock, subject to adjustment for anti-dilution. Each share of convertible preferred stock is convertible at the holder’s option at any time into common stock, subject to adjustment for anti-dilution. The conversion price for Series AA convertible preferred stock is $1.00 per share, for Series BB convertible preferred stock is $1.2706 per share, for Series BB-1 convertible preferred stock is $1.3843 per share, and for Series CC, Series D, Series E and Series F convertible preferred stock is $1.2706 per share. Conversion is automatic upon the closing of an underwritten public offering with an offering price of at least $3.8118 per share and aggregate gross proceeds of at least $40.0 million, or upon the written consent of holders of at least 66.67% of the then-outstanding convertible preferred stock.

Dividends

Holders of Series F convertible preferred stock are entitled to noncumulative dividends, prior to the payment of any dividends to holders of Series A, Series B, Series B-1, Series C and Series E convertible preferred stock, at an annual rate of $0.101648 per share if and when declared by the board of directors.

Holders of Series E convertible preferred stock are entitled to noncumulative dividends, prior to the payment of any dividends to holders of Series A, Series B, Series B-1, Series C, and Series D convertible preferred stock, at an annual rate of $0.101648 per share if and when declared by the board of directors. Holders of Series D convertible preferred stock are entitled to noncumulative dividends, prior to the payment of any dividends to holders of Series A, Series B, Series B-1, and Series C convertible preferred stock, at an annual rate of $0.101648 per share if and when declared by the board of directors. Holders of Series C convertible preferred stock are entitled to noncumulative dividends, prior to the payment of any dividends to holders of Series A, Series B, and Series B-1 convertible preferred stock, at an annual rate of $0.101648 per share if and when declared by the board of directors. Holders of Series B and Series B-1 convertible preferred stock are entitled to noncumulative dividends, prior to the payment of any dividends to the holders of Series A convertible preferred stock, at an annual rate of $0.101648 per share for the Series B convertible preferred stock and of $0.120432 per share for the Series B-1 convertible preferred stock, if and when declared by the board of directors. Holders of Series A convertible preferred stock are entitled to noncumulative dividends at an annual rate of $0.08 per share if and when declared by the board of directors. These dividends are to be paid in advance of any distributions to common stockholders. No dividends had been declared through June 30, 2015.

Liquidation

In the event of a liquidation or winding up of the Company, holders of Series F convertible preferred stock are entitled to the liquidation preference of $6.353 for each such share of preferred stock, together with any declared but unpaid dividends, prior to the payment of any distributions to the holders of Series AA, Series BB, Series BB-1, Series C, Series D and Series E convertible preferred stock. In the event of a liquidation or winding up of the Company, holders of Series E convertible preferred stock are entitled to the liquidation preference of $2.5412 for each such share of preferred stock, together with any declared but unpaid dividends, prior to the payment of any distributions to the holders of Series AA, Series BB, Series BB-1, Series C and Series D convertible preferred stock. In the event of a liquidation or winding up of the Company, holders of Series D convertible preferred stock are entitled to the liquidation preference of $6.353 for each such share of preferred stock, together with any declared but unpaid dividends, prior to the payment of any distributions to the holders of Series AA, Series BB, Series BB-1, and Series C convertible preferred stock. The holders of Series CC convertible preferred stock are entitled to the liquidation preference of $1.2706 for each such share of preferred stock, together with any declared but unpaid dividends, prior to the payment of any distributions to the holders of Series AA, Series BB, and Series BB-1 convertible preferred stock. The holders of Series AA, Series BB, and Series BB-1 convertible preferred stock are then entitled to the liquidation preference of $1.00, $1.2706 and $1.5054, respectively, for each such share of preferred stock, together with any declared but unpaid dividends, prior to the payment of any distributions to the holders of common stock. After payment of these preferential amounts, the remaining assets of the Company shall be distributed among the holders of the convertible preferred stock and common stock pro rata based on the number of shares of common stock held (assuming conversion of the convertible preferred stock).

4. Stockholders’ Deficit and Convertible Preferred Stock

Convertible Preferred Stock and Warrants

On April 9, 2014, the Company completed a Series E convertible preferred stock offering that generated $5.0 million in gross proceeds. In the offering, Catalyst issued 983,778 Series E preferred stock warrant shares with a strike price equal to $1.2706 per share, with a corresponding term of five years from issuance as well as warrants to purchase a number of shares equal to 25% of Series E preferred shares purchased by the participants in the financing. The warrants have an exercise price of $1.2706 per share (as adjusted for stock splits, stock dividends, reclassification and the like) and expire on April 9, 2019.

The Company accounts for the preferred stock warrants in accordance with the guidance contained in ASC 815-40, whereby the warrants do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrants as a liability at its fair value. The warrants are subject to remeasurement at each balance sheet date, with any change in fair value recognized as a component of other income (expense), net in the statements of operations.

The Company estimated the fair value of these warrants at the balance sheet date using the Black-Scholes option pricing model, based on the estimated market value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates and expected dividends on and expected volatility of the price of the underlying common stock. At issuance, the Preferred E Warrants were valued at $745,885. The Company revalued the warrants as of December 31, 2014 and the fair value of the Preferred E Warrants was $391,361.

The authorized, issued and outstanding shares of convertible preferred stock and liquidation preferences per share thereof as of December 31, 2014, were as follows:

	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference Per Share
Series AA	7,327,166	7,327,166	$1.0000
Series BB	23,104,618	23,104,618	$1.2706
Series BB-1	5,978,477	5,978,477	$1.5054
Series CC	46,429,980	46,429,980	$1.2706
Series D	629,630	629,630	$6.3530
Series E	5,000,000	3,935,140	$2.5412

	88,469,871	87,405,011

All shares of preferred stock have a liquidation preference in the event of a change of control event. The holders of Series E preferred stock have a liquidation preference that provides for a return of two (2) times the amount of original investment and then full participation on a pro rata basis as if converted to common stock. The holders of Series D preferred stock have a liquidation preference that provides for a return of five (5) times the amount of original investment and then full participation on a pro rata basis as if converted to common stock. Holders of Series CC preferred stock, Series BB-1 preferred stock, Series BB preferred stock, and Series AA preferred stock have a liquidation preference that provides for a dollar-for-dollar return of capital and then full participation on a pro rata basis as if converted to common stock. As the preferred stock is subject to a liquidation preference upon an event outside the control of the Company, the related amounts have been presented outside of stockholders’ deficit. The carrying value of preferred stock will be adjusted to redemption value if it becomes probable that a redemption will occur. Management does not believe that redemption is probable based on current business conditions.

Voting

Each share of convertible preferred stock is entitled to voting rights equivalent to the number of shares of common stock into which each share can be converted. Each share of common stock is entitled to one vote.

Conversion

Each share of convertible preferred stock is convertible at the holder’s option at any time into common stock, subject to adjustment for anti-dilution. The conversion price for Series AA convertible preferred stock is $1.00 per share, for Series BB convertible preferred stock is $1.2706 per share, for Series BB-1 convertible preferred stock is $1.3843 per share, and for Series CC, Series D and Series E convertible preferred stock is $1.2706 per share. Conversion is automatic upon the closing of an underwritten public offering with an offering price of at least $3.8118 per share and aggregate gross proceeds of at least $40,000,000, or upon the written consent of holders of at least 66.67% of the then-outstanding convertible preferred stock.

Dividends

Holders of Series E convertible preferred stock are entitled to noncumulative dividends, prior to the payment of any dividends to holders of Series AA, Series BB, Series BB-1, Series CC, and Series D convertible preferred stock, at an annual rate of $0.101648 per share if and when declared by the board of directors. Holders of Series D convertible preferred stock are entitled to noncumulative dividends, prior to the payment of any dividends to holders of Series AA, Series BB, Series BB-1, and Series CC convertible preferred stock, at an annual rate of $0.101648 per share if and when declared by the board of directors. Holders of Series CC convertible preferred stock are entitled to noncumulative dividends, prior to the payment of any dividends to holders of Series AA, Series BB, and Series BB-1 convertible preferred stock, at an annual rate of $0.101648 per share if and when declared by the board of directors. Holders of Series BB and Series BB-1 convertible preferred stock are entitled to noncumulative dividends, prior to the payment of any dividends to the holders of Series AA convertible preferred stock, at an annual rate of $0.101648 per share for the Series BB convertible preferred stock and of $0.120432 per share for the Series BB-1 convertible preferred stock, if and when declared by the board of directors. Holders of Series AA convertible preferred stock are entitled to noncumulative dividends at an annual rate of $0.08 per share if and when declared by the board of directors. These dividends are to be paid in advance of any distributions to common stockholders. No dividends had been declared through December 31, 2014.

Liquidation

In the event of a liquidation or winding up of the Company, holders of Series E convertible preferred stock are entitled to the liquidation preference of $2.5412 for each such share of preferred stock, together with any declared but unpaid dividends, prior to the payment of any distributions to the holders of Series AA, Series BB, Series BB-1, Series C and Series D convertible preferred stock. In the event of a liquidation or winding up of the Company, holders of Series D convertible preferred stock are entitled to the liquidation preference of $6.353 for each such share of preferred stock, together with any declared but unpaid dividends, prior to the payment of any distributions to the holders of Series AA, Series BB, Series BB-1, and Series C convertible preferred stock. The holders of Series CC convertible preferred stock are entitled to the liquidation preference of $1.2706 for each such share of preferred stock, together with any declared but unpaid dividends, prior to the payment of any distributions to the holders of Series AA, Series BB, and Series BB-1 convertible preferred stock. The holders of Series AA, Series BB, and Series BB-1 convertible preferred stock are then entitled to the liquidation preference of $1.00, $1.2706 and $1.5054, respectively, for each such share of preferred stock, together with any declared but unpaid dividends, prior to the payment of any distributions to the holders of common stock. After payment of these preferential amounts, the remaining assets of the Company shall be distributed among the holders of the convertible preferred stock and common stock pro rata based on the number of shares of common stock held (assuming conversion of the convertible preferred stock).

2004 Incentive Stock Plan

The Company’s 2004 Stock Plan (the Plan) was adopted by the board of directors in January 2004. Pursuant to the Plan, options or stock purchase rights may be granted to employees and consultants of the Company. Options granted may be either incentive stock options or non-statutory stock options. Incentive stock options may be granted to employees with exercise prices of no less than the fair value of the common stock on the grant date, and non-statutory options may be granted to employees or consultants at exercise prices of no less than 85% of the fair value of the common stock on the grant date, as determined by the board of directors. Options vest as determined by the board of directors, generally over four years. The 2004 Incentive stock plan had a term of 10 years and expired in 2014. No more options can be issued under this plan.

However, on February 5, 2010, and March 17, 2009, the Company granted performance-based options to purchase 170,203 and 2,301,796 shares, respectively, to certain key members of management with the following vesting terms: 12.5% of the shares vest each year on the anniversary of the vesting commencement date subject to the optionee’s continued employment with the Company; an additional 12.5% of the total number of shares in each grant will be eligible for vesting each year on the anniversary of the vesting commencement date based upon the board of director’s determination of the achievement of Company goals or other achievements; and 100% of any unvested shares shall become vested immediately prior to the consummation of a change of control of the Company. Options granted under the Plan expire no more than ten years after the date of grant. Total expense associated with the performance-based options for the years December 31, 2014 and December 31, 2013, was $60,437 and $60,437 respectively.

The following table summarizes stock option activity under the Plan, including stock options granted to nonemployees, and related information:

2004 Incentive Stock Plan

		Outstanding Options
	Shares Available for Grant	Number of Shares Underlying Options Outstanding	Weighted- Average Exercise Price
Balances at December 31, 2013	315,141	6,435,868	$0.34
Options exercised		(150,000)	0.29
Options forfeited	59,685	(59,685)	0.15
Stock repurchased	—	—	—

Balances at December 31, 2014	374,826	6,226,183	$0.23

Since the 2004 Incentive Stock Plan expired the Company issued stock outside of the plan. The following table summarizes stock option activity for options issued outside of the plan. Stock options have only been granted to non-employees outside the plan

Out of Plan Options

		Outstanding Options
	Shares Available for Grant	Number of Shares Underlying Options Out of Plan Outstanding	Weighted- Average Exercise Price
Balances at December 31, 2013	—	—	$—
Out of Plan Options granted		325,000	0.29
Options forfeited	—	—	—
Stock repurchased	—	—	—

Balances at December 31, 2014	—	325,000	$0.29

At December 31, 2014, all of the outstanding options to purchase common stock of the Company were exercisable. The options are summarized in the following table:

2004 Incentive Stock Plan

Exercise Price Per Share	Number of Shares Underlying Options Outstanding	Number of Shares Underlying Options Vested	Weighted- Average Remaining Contractual Life
			(In Years)
$0.0500	30,000	30,000	0.6861
$0.0700	214,000	214,000	0.0700
$0.2800	2,642,815	2,642,815	5.2084
$0.3600	526,375	526,375	4.3173
$0.4000	826,206	769,605	6.1113
$0.4400	1,887,975	671,060	8.8634
$0.4800	98,812	82,268	7.4444

	6,226,183	4,936,123	5.5050

Out of plan options

Exercise Price Per Share	Number of Shares Underlying Options Outstanding	Number of Shares Underlying Options Vested	Weighted- Average Remaining Contractual Life
$0.2900	325,000	314,583	1.8300

At December 31, 2014, the total aggregate intrinsic value of options outstanding was $627,491. The weighted-average grant fair value of options granted during 2014 and 2013 was $0.23 and $0.29 per share, respectively. During the years ended December 31, 2014 and 2013, the total intrinsic value of options exercised based upon the difference between the exercise price and the estimated fair value of the shares as of the date of exercise was $0.06 and $0.00, respectively.

Options outstanding that have vested or are expected to vest as of December 31, 2014, are as follows:

	Number of Shares Underlying Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In Years)
Vested	5,109,350	$0.34	5.453	$84,378
Expected to Vest	748,782	0.34	5.453	84,378

Total	5,858,132	$0.34	5.453	$84,378

Options to purchase 0 and 1,500,370 shares of stock were granted to employees during 2014 and 2013, respectively. The compensation expense for the years ended December 31, 2014 and 2013, associated with stock option grants to employees was $0 and $175,713, respectively.

The estimated grant-date fair value-based measurements of the employee stock options were calculated using the Black-Scholes valuation model, based on the following weighted-average assumptions in the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Expected term	5.14 years	5.98 years
Expected volatility	64.62%	78.147%
Risk-free interest rate	1.61%	1.06%
Expected dividend yield	0%	0%

Expected Term. Under the Company’s stock option plans, the expected term of options granted is determined using the simplified method which calculates expected term as the midpoint between the vesting date and the expiration date for each award.

Expected Volatility. Since the Company is a private entity with no historical data regarding the volatility of its common stock, the expected volatility used for 2014 and 2013 is based on the volatility of similar publicly traded entities, referred to as “guideline” companies.

Risk-Free Interest Rate. The risk-free rate is based on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term of the options.

Expected Dividend Yield. The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future, and, therefore, assumed an expected dividend yield of zero.

At December 31, 2014, the Company had employee stock-based compensation expense of $173,704 and at December 31, 2013 of $296,963 related to unvested stock awards not yet recognized, which is expected to be recognized over an estimated weighted-average period of 1.83 years.

Options Granted to Nonemployees

During 2014 and 2013, options to purchase 325,000 and 149,665 shares, respectively, of common stock were issued to consultants that vest over one to four years with a weighted-average exercise price of $0.29 and $0.44 per share, respectively. During the years ended December 31, 2014 and 2013, the Company recorded stock-based compensation expense attributable to these nonemployee stock awards of $70,710 and $61,670, respectively.

The estimated grant-date fair values of the nonemployee stock options were determined using the Black-Scholes valuation model and the following assumptions:

	Year Ended December 31,
	2014	2013
Risk-free interest rate	1.61%	1.06%
Expected volatility	64.62%	78%
Expected dividend yield	0%	0%
Weighted-average contractual term	5.14 years	5.98 years

Additional compensation of $180,992 will be recorded in future periods for the remaining unvested portions of the nonemployee option grants.

2012 Retention Plan

On December 5, 2012 the Company adopted a retention bonus plan for service providers, including employees, consultants and non-employee directors, to Catalyst. The plan provides for certain payments to be made to plan participants, up to a maximum of 10% of the total liquidation preference due to holders of Company preferred stock, in the event of a “Corporate Transaction” and corresponding liquidation preference payments made to holders of Company preferred stock.

In the plan, a Corporate Transaction is defined as: a merger in which the Company is not the surviving entity, a sale or disposition of substantially all of the assets of the Company, a complete liquidation or dissolution of the Company, or similar transaction. The retention bonus plan expires on December 5, 2022. No amounts have been accrued or paid through December 31, 2014.

Common Stock Warrants

In August 2004, the Company entered into three separate agreements with three individuals to obtain specified patent licenses related to the development of proteases as a therapeutic platform for oncology. In connection with these agreements, the Company issued warrants to purchase an aggregate of 15,000 shares of common stock of the Company at an exercise price of $0.05 per share. The warrants are exercisable upon the earlier of achieving certain patent-related milestones set forth in the agreement or on the seventh anniversary of the warrant agreement. The warrants were all exercisable and outstanding as of December 31, 2013. The warrants expired on August 9, 2014, unexercised.

In conjunction with the loan agreement that the Company entered into in March 2005 for equipment financing, the Company issued a warrant to the lender to purchase 33,750 shares of Series A convertible preferred stock of the Company at an exercise price of $1.00 per share. In February 2012, corresponding with a bridge loan financing, the warrant to purchase Series A convertible preferred stock was converted into a warrant to purchase Company common stock. The fair market value of the warrant at the time of conversion, $13,196, was reclassified as equity. Prior to the conversion the warrant was classified as a liability and at the end of each reporting period changes in the fair value of the warrant during the period are recorded in other income or expense. For the years ended December 31, 2014 and 2013, the Company recorded $0 of other income related to the changes in the fair value of the warrant. The warrant expired on March 3, 2015.